UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, Inc.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2022

Item 1:	Report to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Developing Growth Fund

For the six-month period ended January 31, 2022

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

9	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

18	Notes to Financial Statements

28	Supplemental Information to Shareholders

Lord Abbett Developing Growth Fund

Semiannual Report

For the six-month period ended January 31, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Developing Growth Fund for the six-month period ended January 31, 2022. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 through January 31, 2022).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 8/1/21 – 1/31/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/21	1/31/22	8/1/21 - 1/31/22
Class A
Actual	$1,000.00	$771.10	$4.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.47	$4.79
Class C
Actual	$1,000.00	$768.00	$7.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.69	$8.59
Class F
Actual	$1,000.00	$771.60	$3.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$4.02
Class F3
Actual	$1,000.00	$772.30	$2.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.23	$3.01
Class I
Actual	$1,000.00	$772.10	$3.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.73	$3.52
Class P
Actual	$1,000.00	$770.40	$5.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.46	$5.80
Class R2
Actual	$1,000.00	$769.50	$5.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.56
Class R3
Actual	$1,000.00	$770.20	$5.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.21	$6.06
Class R4
Actual	$1,000.00	$771.00	$4.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.47	$4.79
Class R5
Actual	$1,000.00	$772.10	$3.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.73	$3.52
Class R6
Actual	$1,000.00	$772.30	$2.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.23	$3.01

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.94% for Class A, 1.69% for Class C, 0.79% for Class F, 0.59% for Class F3, 0.69% for Class I, 1.14% for Class P, 1.29% for Class R2, 1.19% for Class R3, 0.94% for Class R4, 0.69% for Class R5 and 0.59% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2022

Sector*	%**
Communication Services	2.95%
Consumer Discretionary	13.02%
Consumer Staples	2.65%
Diversified	0.27%
Financials	7.11%
Health Care	21.61%
Industrials	12.55%
Information Technology	32.92%
Materials	4.53%
Repurchase Agreements	1.69%
Money Market Funds(a)	0.63%
Time Deposits(a)	0.07%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)

January 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.74%

COMMON STOCKS 98.74%

Aerospace & Defense 1.40%
Axon Enterprise, Inc.*	353,660	$49,487,644

Banks 5.30%
Customers Bancorp, Inc.*	907,021	52,879,324
Glacier Bancorp, Inc.	520,363	27,022,451
PacWest Bancorp	576,637	26,773,256
Popular, Inc.	283,665	25,294,408
Western Alliance Bancorp	561,784	55,723,355
Total		187,692,794

Beverages 0.48%
Duckhorn Portfolio, Inc. (The)*	846,416	16,894,463

Biotechnology 11.10%
Biohaven Pharmaceutical Holding Co. Ltd.*	380,967	50,619,085
Blueprint Medicines Corp.*	375,557	28,955,445
Cerevel Therapeutics Holdings, Inc.*	612,519	15,949,995
Cytokinetics, Inc.*	1,053,250	34,957,367
Intellia Therapeutics, Inc.*	480,568	45,447,316
Karuna Therapeutics, Inc.*	241,801	26,854,419
Krystal Biotech, Inc.*	802,905	47,371,395
Mirati Therapeutics, Inc.*	327,030	39,014,679
Natera, Inc.*	123,863	8,750,921
Rocket Pharmaceuticals, Inc.*	666,451	11,089,745
Sarepta Therapeutics, Inc.*	262,409	18,780,612
SpringWorks Therapeutics, Inc.*	267,868	14,914,890
Ultragenyx Pharmaceutical, Inc.*	266,264	18,619,841
Xenon Pharmaceuticals, Inc. (Canada)*(a)	1,164,889	31,591,790
Total		392,917,500

Building Products 1.92%
AZEK Co., Inc. (The)*	1,021,685	33,746,256
Trex Co., Inc.*	372,730	34,093,613
Total		67,839,869
Investments	Shares	Fair Value
Capital Markets 1.50%
Evercore, Inc. Class A	144,050	$17,980,321
Piper Sandler Cos.	227,838	35,137,176
Total		53,117,497

Chemicals 3.28%
Balchem Corp.	332,539	48,863,281
Livent Corp.*	2,922,729	67,251,994
Total		116,115,275

Communications Equipment 2.75%
Calix, Inc.*	1,541,321	77,497,620
Lumentum Holdings, Inc.*	195,019	19,790,528
Total		97,288,148

Construction & Engineering 1.36%
Ameresco, Inc. Class A*	396,662	20,075,064
Comfort Systems USA, Inc.	313,068	28,107,245
Total		48,182,309

Construction Materials 1.30%
Eagle Materials, Inc.	314,512	45,871,575

Diversified Consumer Services 0.30%
Duolingo, Inc.*(b)	104,997	10,500,750

Electronic Equipment, Instruments & Components 2.54%
Fabrinet (Thailand)*(a)	170,031	19,240,708
II-VI, Inc.*	284,753	18,053,340
Littelfuse, Inc.	194,946	52,629,572
Total		89,923,620

Energy Equipment & Services 0.28%
MELI Kaszek Pioneer Corp. Class A*	952,966	9,767,901

Food & Staples Retailing 0.82%
BJ’s Wholesale Club Holdings, Inc.*	472,378	29,037,076

Food Products 0.53%
Simply Good Foods Co. (The)*	532,311	18,753,316

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

January 31, 2022

Investments	Shares	Fair Value
Health Care Equipment & Supplies 6.10%
Axonics, Inc.*	874,342	$41,470,041
Figs, Inc. Class A*(b)	834,037	18,749,151
Inmode Ltd. (Israel)*(a)	360,921	17,407,220
iRhythm Technologies, Inc.*	279,095	34,839,429
Shockwave Medical, Inc.*	386,132	55,977,556
Tandem Diabetes Care, Inc.*	403,273	47,630,574
Total		216,073,971

Health Care Technology 1.97%
Inspire Medical Systems, Inc.*	315,556	69,829,387

Hotels, Restaurants & Leisure 3.97%
Marriott Vacations Worldwide Corp.	136,024	22,087,577
Papa John’s International, Inc.	494,437	61,038,248
Planet Fitness, Inc. Class A*	646,225	57,281,384
Total		140,407,209

Household Durables 3.16%
LGI Homes, Inc.*	183,938	22,902,120
Sonos, Inc.*	1,167,663	29,448,461
Tempur Sealy International, Inc.	1,498,339	59,648,876
Total		111,999,457

Information Technology Services 5.47%
DigitalOcean Holdings, Inc.*	432,558	24,802,876
Endava plc ADR*	629,019	76,501,291
Flywire Corp.*	307,225	8,660,673
Globant SA (Uruguay)*(a)	260,837	66,560,385
TaskUS, Inc. Class A*	538,249	17,223,968
Total		193,749,193

Insurance 0.39%
Trupanion, Inc.*	144,671	13,779,913

Interactive Media & Services 2.23%
Bumble, Inc. Class A*	892,503	26,337,763
Cargurus, Inc.*	586,260	18,701,694
ZipRecruiter, Inc. Class A*	1,565,874	33,963,807
Total		79,003,264
Investments	Shares	Fair Value
Leisure Products 1.03%
Callaway Golf Co.*	1,531,649	$36,545,145

Life Sciences Tools & Services 0.53%
Codexis, Inc.*	908,818	18,630,769

Machinery 4.34%
Chart Industries, Inc.*	214,222	26,107,235
Evoqua Water Technologies Corp.*	1,513,177	61,283,669
Kornit Digital Ltd. (Israel)*(a)	176,743	18,568,620
RBC Bearings, Inc.*	171,413	30,934,904
Watts Water Technologies, Inc.	108,949	16,692,076
Total		153,586,504

Media 0.76%
Integral Ad Science Holding Corp.*	1,062,427	17,785,028
PubMatic, Inc. Class A*(c)	364,454	8,947,346
Total		26,732,374

Personal Products 0.85%
Inter Parfums, Inc.	305,209	30,206,535

Pharmaceuticals 2.15%
Intra-Cellular Therapies, Inc.*	1,603,959	76,172,013

Professional Services 1.15%
Insperity, Inc.	380,261	40,889,465

Road & Rail 1.11%
Saia, Inc.*	138,287	39,312,228

Semiconductors & Semiconductor Equipment 12.78%
Ambarella, Inc.*	417,384	58,496,368
CEVA, Inc.*	503,010	18,948,387
Diodes, Inc.*	810,507	75,206,944
MKS Instruments, Inc.	248,711	38,632,280
Rambus, Inc.*	1,089,006	27,497,401
Semtech Corp.*	1,101,036	78,283,660
Silicon Motion Technology Corp. ADR	689,985	54,508,815

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2022

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment (continued)
SiTime Corp.*	280,500	$65,381,745
Synaptics, Inc.*	168,903	35,528,746
Total		452,484,346

Software 9.76%
Anaplan, Inc.*	539,515	26,047,784
Avalara, Inc.*	429,182	47,046,931
Clear Secure, Inc. Class A*(b)	361,844	8,933,928
CyberArk Software Ltd. (Israel)*(a)	232,469	31,883,123
Elastic NV*	413,156	38,526,797
Five9, Inc.*	285,398	35,874,529
Jamf Holding Corp.*(b)	1,186,664	39,231,112
Procore Technologies, Inc.*	440,486	27,556,804
Rapid7, Inc.*	584,725	56,326,559
Sprout Social, Inc. Class A*	422,369	29,080,106
UserTesting, Inc.*	838,399	4,896,250
Total		345,403,923

Specialty Retail 2.35%
Boot Barn Holdings, Inc.*	383,176	35,240,697
Dick’s Sporting Goods, Inc.	322,430	37,208,422
Warby Parker, Inc. Class A*(b)	285,795	10,623,000
Total		83,072,119

Textiles, Apparel & Luxury Goods 2.37%
Canada Goose Holdings, Inc. (Canada)*(a)	760,117	23,343,193
Crocs, Inc.*	588,459	60,387,663
Total		83,730,856

Trading Companies & Distributors 1.41%
Rush Enterprises, Inc. Class A	947,846	50,065,226
Total Common Stocks (cost $3,266,008,761)		3,495,063,634
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.42%

Repurchase Agreements 1.71%
Repurchase Agreement dated 1/31/2022, 0.00% due 2/1/2022 with Fixed Income Clearing Corp. collateralized by $15,309,100 of U.S. Treasury Inflation Indexed Note at 0.375% due 07/15/2025; $41,291,400 of U.S. Treasury Note at 2.00% due 08/15/2025; value: $61,566,485; proceeds: $60,359,224 (cost $60,359,224)	$60,359,224	$60,359,224

	Shares

Money Market Funds 0.64%
Fidelity Government Portfolio(d) (cost $22,656,114)	22,656,114	22,656,114

Time Deposits 0.07%
CitiBank N.A.(d) (cost $2,517,346)	2,517,346	2,517,346
Total Short-Term Investments (cost $85,532,684)		85,532,684
Total Investments in Securities 101.16% (cost $3,351,541,445)		3,580,596,318
Other Assets and Liabilities – Net (1.16)%		(40,946,722)
Net Assets 100.00%		$3,539,649,596

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(c)	Affiliated issuers (holding represents 5% or more of the underlying issuer’s outstanding voting shares).
(d)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$3,495,063,634	$–	$–	$3,495,063,634
Short-Term Investments
Repurchase Agreements	–	60,359,224	–	60,359,224
Money Market Funds	22,656,114	–	–	22,656,114
Time Deposits	–	2,517,346	–	2,517,346
Total	$3,517,719,748	$62,876,570	$–	$3,580,596,318

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

January 31, 2022

ASSETS:
Investments in securities, at fair value including $26,577,103 of securities loaned (cost $3,351,541,445)	$3,580,596,318
Cash	2,458,666
Receivables:
Investment securities sold	49,746,242
Capital shares sold	7,449,772
Dividends	32,235
Securities lending income receivable	21,694
Prepaid expenses and other assets	161,289
Total assets	3,640,466,216
LIABILITIES:
Payables:
Investment securities purchased	60,964,703
Payable for collateral due to broker for securities lending	25,173,460
Capital shares reacquired	10,946,213
Management fee	1,649,073
Directors’ fees	531,240
12b-1 distribution plan	485,067
Fund administration	130,227
Accrued expenses	936,637
Total liabilities	100,816,620
Commitments and contingent liabilities
NET ASSETS	$3,539,649,596
COMPOSITION OF NET ASSETS:
Paid-in capital	$3,362,885,333
Total distributable earnings (loss)	176,764,263
Net Assets	$3,539,649,596

See Notes to Financial Statements.	9

Statement of Assets and Liabilities (unaudited)(concluded)

January 31, 2022

Net assets by class:
Class A Shares	$896,311,035
Class C Shares	$37,140,063
Class F Shares	$524,097,135
Class F3 Shares	$458,629,861
Class I Shares	$642,528,179
Class P Shares	$17,691,672
Class R2 Shares	$2,138,804
Class R3 Shares	$76,934,435
Class R4 Shares	$12,463,100
Class R5 Shares	$19,359,889
Class R6 Shares	$852,355,423
Outstanding shares by class:
Class A Shares (1.12 billion shares of common stock authorized, $.001 par value)	41,586,651
Class C Shares (35 million shares of common stock authorized, $.001 par value)	3,776,728
Class F Shares (134.1 million shares of common stock authorized, $.001 par value)	22,484,423
Class F3 Shares (89.4 million shares of common stock authorized, $.001 par value)	16,033,677
Class I Shares (335.3 million shares of common stock authorized, $.001 par value)	22,713,231
Class P Shares (30 million shares of common stock authorized, $.001 par value)	884,217
Class R2 Shares (98.8 million shares of common stock authorized, $.001 par value)	110,962
Class R3 Shares (98.8 million shares of common stock authorized, $.001 par value)	3,835,228
Class R4 Shares (98.8 million shares of common stock authorized, $.001 par value)	578,572
Class R5 Shares (98.8 million shares of common stock authorized, $.001 par value)	684,368
Class R6 Shares (98.8 million shares of common stock authorized, $.001 par value)	29,800,508
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$21.55
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$22.86
Class C Shares-Net asset value	$9.83
Class F Shares-Net asset value	$23.31
Class F3 Shares-Net asset value	$28.60
Class I Shares-Net asset value	$28.29
Class P Shares-Net asset value	$20.01
Class R2 Shares-Net asset value	$19.28
Class R3 Shares-Net asset value	$20.06
Class R4 Shares-Net asset value	$21.54
Class R5 Shares-Net asset value	$28.29
Class R6 Shares-Net asset value	$28.60

10	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2022

Investment income:
Dividends	$5,122,525
Securities lending net income	415,277
Interest and other	22
Interest earned from Interfund Lending (See Note 10)	1,183
Total investment income	5,539,007
Expenses:
Management fee	11,948,564
12b-1 distribution plan-Class A	1,512,087
12b-1 distribution plan-Class C	262,517
12b-1 distribution plan-Class F	401,502
12b-1 distribution plan-Class P	53,531
12b-1 distribution plan-Class R2	8,154
12b-1 distribution plan-Class R3	258,335
12b-1 distribution plan-Class R4	19,744
Shareholder servicing	1,842,559
Fund administration	945,803
Registration	329,421
Reports to shareholders	152,649
Directors’ fees	90,724
Professional	46,902
Custody	29,118
Other	82,995
Gross expenses	17,984,605
Expense reductions (See Note 8)	(1,259)
Fees waived and expenses reimbursed (See Note 3)	(29,118)
Net expenses	17,954,228
Net investment loss	(12,415,221)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(6,501,462)
Net change in unrealized appreciation/depreciation on investments	(1,051,963,098)
Net realized and unrealized gain (loss)	(1,058,464,560)
Net Decrease in Net Assets Resulting From Operations	$(1,070,879,781)

See Notes to Financial Statements.	11

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2022 (unaudited)	For the Year Ended July 31, 2021
Operations:
Net investment loss	$(12,415,221)	$(26,598,519)
Net realized gain (loss) on investments	(6,501,462)	584,348,332
Net change in unrealized appreciation/depreciation on investments	(1,051,963,098)	590,715,217
Net increase (decrease) in net assets resulting from operations	(1,070,879,781)	1,148,465,030
Distributions to shareholders:
Class A	(131,769,756)	(99,113,243)
Class C	(11,205,053)	(5,052,930)
Class F	(80,898,580)	(58,403,087)
Class F3	(50,919,530)	(28,375,327)
Class I	(71,515,313)	(59,022,691)
Class P	(2,723,046)	(2,558,320)
Class R2	(321,572)	(365,280)
Class R3	(11,828,891)	(10,623,404)
Class R4	(1,703,712)	(1,249,771)
Class R5	(2,039,338)	(931,151)
Class R6	(90,380,627)	(54,765,689)
Total distributions to shareholders	(455,305,418)	(320,460,893)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	511,274,789	2,740,484,768
Reinvestment of distributions	434,679,467	306,241,101
Cost of shares reacquired	(867,180,435)	(1,436,021,694)
Net increase in net assets resulting from capital share transactions	78,773,821	1,610,704,175
Net increase (decrease) in net assets	(1,447,411,378)	2,438,708,312
NET ASSETS:
Beginning of period	$4,987,060,974	$2,548,352,662
End of period	$3,539,649,596	$4,987,060,974

12	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class A
1/31/2022(c)	$31.36	$(0.10)	$(6.37)	$(6.47)	$(3.34)
7/31/2021	24.46	(0.23)	10.08	9.85	(2.95)
7/31/2020	26.30	(0.16)	2.81	2.65	(4.49)
7/31/2019	28.59	(0.18)	4.14	3.96	(6.25)
7/31/2018	20.61	(0.15)	8.13	7.98	–
7/31/2017	18.26	(0.07)	2.42	2.35	–

Class C
1/31/2022(c)	16.21	(0.11)	(2.93)	(3.04)	(3.34)
7/31/2021	13.89	(0.25)	5.52	5.27	(2.95)
7/31/2020	17.24	(0.19)	1.33	1.14	(4.49)
7/31/2019	21.30	(0.25)	2.44	2.19	(6.25)
7/31/2018	15.49	(0.24)	6.05	5.81	–
7/31/2017	13.82	(0.16)	1.83	1.67	–

Class F
1/31/2022(c)	33.61	(0.09)	(6.87)	(6.96)	(3.34)
7/31/2021	26.01	(0.21)	10.76	10.55	(2.95)
7/31/2020	27.61	(0.14)	3.03	2.89	(4.49)
7/31/2019	29.63	(0.15)	4.38	4.23	(6.25)
7/31/2018	21.32	(0.12)	8.43	8.31	–
7/31/2017	18.86	(0.05)	2.51	2.46	–

Class F3
1/31/2022(c)	40.43	(0.07)	(8.42)	(8.49)	(3.34)
7/31/2021	30.74	(0.17)	12.81	12.64	(2.95)
7/31/2020	31.66	(0.13)	3.70	3.57	(4.49)
7/31/2019	32.88	(0.11)	5.14	5.03	(6.25)
7/31/2018	23.62	(0.09)	9.35	9.26	–
4/4/2017 to 7/31/2017(f)	22.09	(0.04)	1.57	1.53	–

Class I
1/31/2022(c)	40.04	(0.09)	(8.32)	(8.41)	(3.34)
7/31/2021	30.50	(0.20)	12.69	12.49	(2.95)
7/31/2020	31.48	(0.13)	3.64	3.51	(4.49)
7/31/2019	32.76	(0.14)	5.11	4.97	(6.25)
7/31/2018	23.55	(0.10)	9.31	9.21	–
7/31/2017	20.81	(0.03)	2.77	2.74	–

Class P
1/31/2022(c)	29.38	(0.12)	(5.91)	(6.03)	(3.34)
7/31/2021	23.11	(0.27)	9.49	9.22	(2.95)
7/31/2020	25.18	(0.19)	2.61	2.42	(4.49)
7/31/2019	27.72	(0.22)	3.93	3.71	(6.25)
7/31/2018	19.99	(0.15)	7.88	7.73	–
7/31/2017	17.71	(0.07)	2.35	2.28	–

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$21.55	(22.89	)(d)	0.94	(e)	0.94	(e)	(0.71	)(e)	$896,311	64	(d)
31.36	42.08		0.93		0.93		(0.77)		1,297,753	102
24.46	15.24		0.93		0.93		(0.76)		765,172	122
26.30	22.26		0.94		0.94		(0.72)		708,935	88
28.59	38.72		0.93		0.93		(0.62)		686,002	90
20.61	12.87		0.97		0.97		(0.39)		628,782	134

9.83	(23.20	)(d)	1.69	(e)	1.69	(e)	(1.46	)(e)	37,140	64	(d)
16.21	41.07		1.68		1.68		(1.54)		57,889	102
13.89	14.30		1.68		1.68		(1.51)		16,876	122
17.24	21.38		1.69		1.69		(1.47)		21,394	88
21.30	37.51		1.69		1.69		(1.37)		26,175	90
15.49	12.08		1.72		1.72		(1.14)		44,838	134

23.31	(22.84	)(d)	0.79	(e)	0.79	(e)	(0.55	)(e)	524,097	64	(d)
33.61	42.37		0.78		0.78		(0.63)		899,774	102
26.01	15.37		0.78		0.78		(0.62)		348,248	122
27.61	22.43		0.79		0.79		(0.58)		116,807	88
29.63	38.98		0.79		0.79		(0.48)		100,650	90
21.32	13.04		0.82		0.82		(0.25)		111,360	134

28.60	(22.77	)(d)	0.59	(e)	0.59	(e)	(0.35	)(e)	458,630	64	(d)
40.43	42.62		0.59		0.59		(0.44)		638,777	102
30.74	15.61		0.59		0.59		(0.46)		130,387	122
31.66	22.64		0.60		0.60		(0.39)		3,321	88
32.88	39.25		0.59		0.59		(0.31)		2,941	90
23.62	6.93	(d)	0.60	(e)	0.60	(e)	(0.50	)(e)	431	134

28.29	(22.79	)(d)	0.69	(e)	0.69	(e)	(0.45	)(e)	642,528	64	(d)
40.04	42.45		0.68		0.68		(0.52)		953,104	102
30.50	15.50		0.69		0.69		(0.51)		593,675	122
31.48	22.56		0.69		0.69		(0.48)		853,159	88
32.76	39.11		0.69		0.69		(0.37)		824,588	90
23.55	13.17		0.72		0.72		(0.14)		787,341	134

20.01	(22.96	)(d)	1.14	(e)	1.14	(e)	(0.91	)(e)	17,692	64	(d)
29.38	41.83		1.13		1.13		(0.96)		26,086	102
23.11	14.97		1.14		1.14		(0.96)		20,793	122
25.18	22.02		1.14		1.14		(0.92)		22,082	88
27.72	38.67		0.97		0.97		(0.66)		22,591	90
19.99	12.94		0.97		0.97		(0.40)		22,629	134

See Notes to Financial Statements.	15

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class R2
1/31/2022(c)	$28.45	$(0.14)	$(5.69)	$(5.83)	$(3.34)
7/31/2021	22.48	(0.30)	9.22	8.92	(2.95)
7/31/2020	24.67	(0.22)	2.52	2.30	(4.49)
7/31/2019	27.33	(0.25)	3.84	3.59	(6.25)
7/31/2018	19.77	(0.23)	7.79	7.56	–
7/31/2017	17.58	(0.14)	2.33	2.19	–

Class R3
1/31/2022(c)	29.46	(0.13)	(5.93)	(6.06)	(3.34)
7/31/2021	23.17	(0.29)	9.53	9.24	(2.95)
7/31/2020	25.24	(0.20)	2.62	2.42	(4.49)
7/31/2019	27.79	(0.23)	3.93	3.70	(6.25)
7/31/2018	20.08	(0.20)	7.91	7.71	–
7/31/2017	17.83	(0.12)	2.37	2.25	–

Class R4
1/31/2022(c)	31.34	(0.10)	(6.36)	(6.46)	(3.34)
7/31/2021	24.45	(0.23)	10.07	9.84	(2.95)
7/31/2020	26.29	(0.16)	2.81	2.65	(4.49)
7/31/2019	28.59	(0.18)	4.13	3.95	(6.25)
7/31/2018	20.60	(0.15)	8.14	7.99	–
7/31/2017	18.25	(0.07)	2.42	2.35	–

Class R5
1/31/2022(c)	40.04	(0.09)	(8.32)	(8.41)	(3.34)
7/31/2021	30.50	(0.22)	12.71	12.49	(2.95)
7/31/2020	31.47	(0.14)	3.66	3.52	(4.49)
7/31/2019	32.75	(0.14)	5.11	4.97	(6.25)
7/31/2018	23.55	(0.11)	9.31	9.20	–
7/31/2017	20.81	(0.03)	2.77	2.74	–

Class R6
1/31/2022(c)	40.43	(0.07)	(8.42)	(8.49)	(3.34)
7/31/2021	30.74	(0.16)	12.80	12.64	(2.95)
7/31/2020	31.66	(0.11)	3.68	3.57	(4.49)
7/31/2019	32.88	(0.11)	5.14	5.03	(6.25)
7/31/2018	23.62	(0.08)	9.34	9.26	–
7/31/2017	20.85	(0.01)	2.78	2.77	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

16	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$19.28	(23.05	)(d)	1.29	(e)	1.29	(e)	(1.06	)(e)	$2,139	64	(d)
28.45	41.66		1.27		1.27		(1.10)		2,873	102
22.48	14.76		1.29		1.29		(1.11)		2,812	122
24.67	21.87		1.29		1.29		(1.06)		4,718	88
27.33	38.24		1.29		1.29		(0.97)		6,530	90
19.77	12.52		1.32		1.32		(0.75)		6,275	134

20.06	(22.98	)(d)	1.19	(e)	1.19	(e)	(0.96	)(e)	76,934	64	(d)
29.46	41.76		1.18		1.18		(1.01)		112,015	102
23.17	14.93		1.19		1.19		(1.01)		88,636	122
25.24	21.92		1.19		1.19		(0.97)		107,373	88
27.79	38.40		1.19		1.19		(0.88)		111,564	90
20.08	12.62		1.22		1.22		(0.64)		131,974	134

21.54	(22.90	)(d)	0.94	(e)	0.94	(e)	(0.71	)(e)	12,463	64	(d)
31.34	42.16		0.93		0.93		(0.77)		16,458	102
24.45	15.21		0.93		0.93		(0.76)		8,255	122
26.29	22.23		0.94		0.94		(0.73)		6,222	88
28.59	38.79		0.93		0.93		(0.63)		5,489	90
20.60	12.88		0.95		0.95		(0.38)		3,053	134

28.29	(22.79	)(d)	0.69	(e)	0.69	(e)	(0.46	)(e)	19,360	64	(d)
40.04	42.50		0.69		0.69		(0.55)		28,200	102
30.50	15.50		0.68		0.68		(0.52)		6,613	122
31.47	22.53		0.69		0.69		(0.48)		3,247	88
32.75	39.11		0.68		0.68		(0.38)		3,313	90
23.55	13.17		0.71		0.71		(0.12)		2,520	134

28.60	(22.77	)(d)	0.59	(e)	0.59	(e)	(0.35	)(e)	852,355	64	(d)
40.43	42.62		0.59		0.59		(0.43)		954,132	102
30.74	15.61		0.60		0.60		(0.43)		566,885	122
31.66	22.68		0.60		0.60		(0.39)		255,766	88
32.88	39.20		0.59		0.59		(0.28)		188,610	90
23.62	13.29		0.60		0.60		(0.04)		202,128	134

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at

Notes to Financial Statements (unaudited)(continued)

the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2018 through July 31, 2021. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in

Notes to Financial Statements (unaudited)(continued)

excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk-for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of January 31, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate of:

First $100 million	.75%
Over $100 million	.50%

For the six months ended January 31, 2022, the effective management fee was at an annualized rate of .51% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $29,118 of fund administration fees during the six months ended January 31, 2022.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett.

The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class C	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual Service fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.
(2)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2022:

Distributor Commissions	Dealers’ Concessions
$28,473	$158,479

Distributor received CDSCs of $4,876 and $12,130 for Class A and Class C shares, respectively, for the six months ended January 31, 2022.

Other Related Parties

As of January 31, 2022, the percentage of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 3.71%.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex- dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended January 31, 2022 and the fiscal year ended July 31, 2021 was as follows:

	Six Months Ended 1/31/2022 (unaudited)	Year Ended 7/31/2021
Distributions paid from:
Ordinary income	$–	$82,297,941
Net long-term capital gains	455,305,418	238,162,952
Total distributions paid	$455,305,418	$320,460,893

As of January 31, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$3,363,763,170
Gross unrealized gain	515,658,004
Gross unrealized loss	(298,824,856)
Net unrealized security gain	$216,833,148

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2022 were as follows:

Purchases	Sales
$2,934,660,622	$3,256,983,412

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2022.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended January 31, 2022, the Fund engaged in cross-trade sales of $3,990,476 which resulted in a net realized gain of $93,858

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between the fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$60,359,224	$–	$60,359,224
Total	$60,359,224	$–	$60,359,224

	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$60,359,224	$–	$–	$(60,359,224)	$–
Total	$60,359,224	$–	$–	$(60,359,224)	$–
(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of January 31, 2022.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of the fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the period ended August 4, 2021, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Fund were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 5, 2021, the Participating Funds entered into a Syndicated Facility with various lenders for $1.275 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (unaudited)(continued)

For the six months ended January 31, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

The Fund utilized the Facility on November 22, 2021 and November 23, 2021, with an average borrowing amount of $35,552,000. The average interest rate during the period was 1.33% and the total interest paid amounted to $2,627.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended January 31, 2022, the Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Average Amount Loaned	Average Interest Rate	Interest Income
$79,213,609	0.55%	$1,183

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Fund had the following transactions with affiliated issuers during the six months ended January 31, 2022:

Affiliated Issuer	Value at 07/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss	)	Change in Appreciation (Depreciation	)	Value at 1/31/2022	Shares as of 1/31/2022	Dividend Income
PubMatic, Inc.(a)	$–	$32,991,822	$(12,301,119)	$(7,898,955)		$(3,844,402)		$8,947,346	364,454	$–

(a)	Not affiliated at the beginning of period.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the

Notes to Financial Statements (unaudited)(continued)

market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of January 31, 2022, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received(1)
$26,577,103	$25,173,460

(1)	Statement of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks, especially over the short term. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Notes to Financial Statements (unaudited)(continued)

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended January 31, 2022 (unaudited)		July 31, 2021 Year Ended
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,380,453	$38,037,481	15,743,443	$487,278,076
Converted from Class C*	21,073	622,393	30,986	950,322
Reinvestment of distributions	4,549,500	124,838,277	3,426,222	93,296,016
Shares reacquired	(5,752,747)	(161,110,303)	(9,098,620)	(274,470,556)
Increase	198,279	$2,387,848	10,102,031	$307,053,858

Class C Shares
Shares sold	195,281	$2,571,872	2,671,583	$43,979,494
Reinvestment of distributions	824,145	10,334,790	335,827	4,751,952
Shares reacquired	(771,076)	(10,073,161)	(593,152)	(9,464,279)
Converted to Class A*	(42,185)	(622,393)	(58,480)	(950,322)
Increase	206,165	$2,211,108	2,355,778	$38,316,845

Class F Shares
Shares sold	2,260,910	$64,826,037	27,589,517	$904,352,061
Reinvestment of distributions	2,482,228	73,647,703	1,827,815	53,280,802
Shares reacquired	(9,030,571)	(263,222,786)	(16,036,267)	(527,892,745)
Increase (decrease)	(4,287,433)	$(124,749,046)	13,381,065	$429,740,118

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended January 31, 2022 (unaudited)		July 31, 2021 Year Ended
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	1,206,703	$42,335,684	13,419,686	$515,453,826
Reinvestment of distributions	1,398,987	50,909,151	810,261	28,375,327
Shares reacquired	(2,371,230)	(84,553,252)	(2,671,806)	(106,085,240)
Increase	234,460	$8,691,583	11,558,141	$437,743,913

Class I Shares
Shares sold	1,961,341	$65,894,111	8,904,983	$351,806,141
Reinvestment of distributions	1,959,293	70,534,563	1,677,000	58,208,655
Shares reacquired	(5,009,423)	(189,529,938)	(6,245,920)	(239,268,977)
Increase (decrease)	(1,088,789)	$(53,101,264)	4,336,063	$170,745,819

Class P Shares
Shares sold	26,508	$652,569	91,743	$2,723,506
Reinvestment of distributions	105,948	2,699,558	99,437	2,540,612
Shares reacquired	(136,068)	(3,692,319)	(203,046)	(5,774,192)
Decrease	(3,612)	$(340,192)	(11,866)	$(510,074)

Class R2 Shares
Shares sold	4,503	$117,253	11,653	$325,871
Reinvestment of distributions	12,735	312,773	14,195	351,472
Shares reacquired	(7,262)	(209,757)	(49,922)	(1,328,227)
Increase (decrease)	9,976	$220,269	(24,074)	$(650,884)

Class R3 Shares
Shares sold	220,880	$5,857,011	1,223,505	$35,304,770
Reinvestment of distributions	462,970	11,828,891	414,507	10,619,670
Shares reacquired	(651,516)	(17,523,373)	(1,660,187)	(46,957,459)
Increase (decrease)	32,334	$162,529	(22,175)	$(1,033,019)

Class R4 Shares
Shares sold	66,815	$1,797,285	310,713	$9,391,922
Reinvestment of distributions	55,601	1,525,145	45,931	1,249,771
Shares reacquired	(68,990)	(1,917,674)	(169,189)	(5,206,184)
Increase	53,426	$1,404,756	187,455	$5,435,509

Class R5 Shares
Shares sold	211,539	$8,129,491	678,447	$26,772,425
Reinvestment of distributions	54,877	1,975,579	26,827	931,152
Shares reacquired	(286,303)	(11,125,523)	(217,870)	(8,488,246)
Increase (decrease)	(19,887)	$(1,020,453)	487,404	$19,215,331

Class R6 Shares
Shares sold	7,223,492	$281,055,995	9,166,050	$363,096,676
Reinvestment of distributions	2,365,294	86,073,037	1,503,017	52,635,672
Shares reacquired	(3,388,882)	(124,222,349)	(5,508,944)	(211,085,589)
Increase	6,199,904	$242,906,683	5,160,123	$204,646,759

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted. Prior to June 30, 2020, conversion occurred following the tenth anniversary of the month on which the purchase was accepted.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). The Board approved the Agreement at a meeting held on November 11-12, 2021 (the “November Meeting”) and again at a meeting held on January 26-27, 2022 (the “January Meeting”) in order to reset the date for consideration of future approvals. In connection with its approval at the November and January Meetings, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. At the January Meeting, the Board also considered Lord Abbett’s representation that there were no material changes to Lord Abbett, the Distributor, the Fund, or to the nature, extent, and quality of the services provided to the Fund by Lord Abbett and the Distributor since the November Meeting.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board

Approval of Advisory Contract (continued)

concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and an appropriate benchmark as of various periods ended June 30, 2021. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five- and ten-year periods. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, the Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any

Approval of Advisory Contract (concluded)

potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoint in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Developing Growth Fund, Inc.	LADG-3 (03/22)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, Inc.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: March 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: March 25, 2022

By:	/s/Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: March 25, 2022